Commitments and contingencies (Narrative) (Details)	1 Months Ended	12 Months Ended
	Apr. 23, 2013 USD ($) shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Mar. 30, 2022 USD ($)	Mar. 30, 2022 $ / shares	Mar. 30, 2022 USD ($)	Feb. 17, 2022 shares
Disclosure of contingent liabilities [line items]
Number of shares issued | shares							25,800,000
Four land option agreements [Member]
Disclosure of contingent liabilities [line items]
Total future payments		$ 221,000
PBJL [Member]
Disclosure of contingent liabilities [line items]
Number of shares transferred | shares	330
Percentage of interest transferred	33.00%
Future payments to be made for shares transferred	$ 500,000
Voya Investment Management, LLC [Member]
Disclosure of contingent liabilities [line items]
Strike price of warrants exercisable | $ / shares					$ 1.25
Term of warrants				3 years
Amount raised for project financing						$ 40,000,000
Number of project construction				995
Bonus amount				$ 2,000,000
Description of alternative bonus option				the same amount plus a USD $1 million cash break-up fee if the Company choses another lender.
Tehachapi Property [Member]
Disclosure of contingent liabilities [line items]
Amount of equity raise			$ 2,000,000
Tehachapi Property [Member] | President [Member]
Disclosure of contingent liabilities [line items]
One-time payment			250,000
Bonus paid upon development			$ 1,950,000